Defined Benefit Plans - Summary of Defined Benefit Plans' Weighted Average Asset Allocation Percentages by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans [member]
Investment funds
Money market	0.00%	2.00%
Canadian fixed income	100.00%	98.00%
Total	100.00%	100.00%
Supplemental pension plan [member]
Investment funds
Money market	6.00%	3.00%
Canadian fixed income	2.00%	4.00%
Other	46.00%	44.00%
Total	100.00%	100.00%
Supplemental pension plan [member] | Canada [member]
Investment funds
Equities	20.00%	21.00%
Supplemental pension plan [member] | UNITED STATES
Investment funds
Equities	19.00%	20.00%
Supplemental pension plan [member] | Other jurisdictions [member]
Investment funds
Equities	7.00%	8.00%